Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Compensation Expense Included In Salaries And Employee Benefits Expense And Related Income Tax Benefits

The following table represents the compensation expense that is included in salaries and employee benefits expense and related income tax benefits in the accompanying consolidated statements of comprehensive income related to stock options for the years indicated below.

(Dollars in thousands, except per share data)	2012	2011	2010
Compensation expense related to stock options	$1,873	$1,343	$1,301
Income tax benefit related to stock options	656	470	455
Impact on basic earnings per share	0.04	0.03	0.03
Impact on diluted earnings per share	0.04	0.03	0.03

Estimate Fair Value Of Share-Based Awards With Weighted-Average Assumptions

The Company uses the Black-Scholes option pricing model to estimate the fair value of share-based awards. The following weighted-average assumptions were used for option awards granted during the years ended December 31st of the periods indicated:

	2012	2011	2010
Expected dividends	2.7%	2.4%	2.3%
Expected volatility	40.1%	35.5%	39.3%
Risk-free interest rate	0.8%	1.5%	2.3%
Expected term (in years)	5.0	4.0	5.0
Weighted-average grant-date fair value	$14.50	$12.83	$18.11

Activity Related To Stock Options

The following table represents the activity related to stock options during the periods indicated.

	Number of shares	Weighted average exercise price	Weighted average remaining contract life
Outstanding options, December 31, 2009	1,259,874	$43.05
Granted	120,866	59.67
Exercised	(69,057)	23.62
Forfeited or expired	(10,144)	56.57

Outstanding options, December 31, 2010	1,301,539	$45.52
Granted	55,121	55.15
Issued in connection with acquisition	41,975	72.35
Exercised	(264,647)	30.99
Forfeited or expired	(36,368)	57.51

Outstanding options, December 31, 2011	1,097,620	$50.14
Granted	230,665	51.69
Issued in connection with acquisition	32,863	41.30
Exercised	(92,092)	30.43
Forfeited or expired	(32,981)	56.79

Outstanding options, December 31, 2012	1,236,075	$51.48	4.7 Years

Outstanding exercisable at December 31, 2010	938,532	$41.12

Outstanding exercisable at December 31, 2011	789,952	$47.64

Outstanding exercisable at December 31, 2012	792,444	$50.05	3.0 Years

Schedule Of Weighted Average Remaining Life Of Options Outstanding Within Stated Exercise Prices

The following table presents weighted average remaining life as of December 31, 2012 for options outstanding within the stated exercise prices:

	Options Outstanding			Options Exercisable
Exercise Price Range Per Share	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Number of Options	Weighted Average Exercise Price
$26.82 to $45.58	207,728	$38.74	1.5 years	205,871	$38.71
$45.59 to $48.35	202,608	46.85	2.4 years	188,217	46.85
$48.36 to $51.69	188,368	50.13	6.0 years	81,276	49.08
$51.70 to $55.42	212,953	53.22	8.2 years	51,946	54.43
$55.43 to $58.34	209,705	56.97	4.9 years	130,710	57.28
$58.35 to $111.71	214,713	62.30	5.4 years	134,424	63.74

Total options	1,236,075	$51.48	4.7 years	792,444	$50.05

Compensation Expense Included In Salaries And Employee Benefits Expense Related To Restricted Stock Grants

The following table represents the compensation expense that was included in salaries and employee benefits expense in the accompanying consolidated statements of income related to restricted stock grants for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Compensation expense related to restricted stock	$7,582	$6,784	$6,187

Unvested Restricted Stock Award Activity

The following table represents unvested restricted stock award activity for the years ended December 31:

	2012	2011	2010
Balance, beginning of year	512,112	539,195	550,518
Granted	176,669	139,509	122,123
Forfeited	(13,164)	(35,823)	(8,933)
Earned and issued	(137,415)	(130,769)	(124,513)

Balance, end of year	538,202	512,112	539,195

Schedule Of Share And Dividend Equivalent Share Award Activity

The following table represents phantom stock award activity during the periods indicated. During the years ended December 31, 2012, 2011, and 2010, the Company recorded $2,185,000, $1,368,000 and $381,000, respectively, in compensation expense based on the number of share equivalents vested at the end of the period and the current market price of the Company’s stock.

	Number of share equivalents	Dividend equivalents	Total share equivalents	Value of share equivalents(1)
Balance, December 31, 2009	67,361	1,886	69,247	3,726,000
Granted	58,124	2,847	60,971	3,605,000
Forfeited share equivalents	(1,250)	(9)	(1,259)	74,000
Vested share equivalents	(5,041)	(983)	(6,024)	356,000

Balance, December 31, 2010	119,194	3,741	122,935	$7,269,000
Granted	131,099	6,152	137,251	6,766,000
Forfeited share equivalents	(5,917)	(179)	(6,096)	301,000
Vested share equivalents	(11,455)	(772)	(12,227)	622,000

Balance, December 31, 2011	232,921	8,942	241,863	$11,924,000
Granted	119,038	9,152	128,190	6,297,000
Forfeited share equivalents	(10,949)	(367)	(11,316)	556,000
Vested share equivalents	(22,281)	(1,692)	(23,973)	1,180,000

Balance, December 31, 2012	318,729	16,035	334,764	$16,444,000

(1)	Except for vested share payments, which are based on the cash paid at the time of vesting, the value of share equivalents is calculated based on the market price of the Company’s stock at the end of the respective periods. The market price of the Company’s stock was $49.12, $49.30, and $59.13 on December 31, 2012, 2011, and 2010, respectively.